GROUP BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 1,049	$ 982
Goodwill	2,371	2,188
Intangible assets	1,371	1,411
Investments	21	25
Investments in associates	118	112
Other non-current receivables	16
Retirement benefit asset	62
Deferred tax assets	127	97
Total non current assets	5,135	4,815
Current assets
Inventories	1,304	1,244
Trade and other receivables	1,258	1,185
Cash at bank	169	100
Total current assets	2,731	2,529
Total assets	7,866	7,344
Equity attributable to owners of the Company
Share capital	178	180
Share premium	605	600
Capital redemption reserve	17	15
Treasury shares	(257)	(432)
Other reserves	(228)	(375)
Retained earnings	4,329	3,970
Total equity	4,644	3,958
Non-current liabilities
Long-term borrowings	1,423	1,564
Retirement benefit obligations	131	164
Other payables	128	82
Provisions	97	134
Deferred tax liabilities	97	94
Total non-current liabilities	1,876	2,038
Current liabilities
Bank overdrafts and loans	27	86
Trade and other payables	957	884
Provisions	129	147
Current tax payable	233	231
Total current liabilities	1,346	1,348
Total liabilities	3,222	3,386
Total equity and liabilities	$ 7,866	$ 7,344